Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Mid Cap Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Advantus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Cundill Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy European Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy LaSalle Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy LaSalle Global Risk-Managed Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Advantus Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.